Non-controlling interests - Summary of Effect of Changes in Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 182,008	$ 168,556
Total comprehensive income/(loss) attributable to non-controlling interests	(14,613)	1,380	$ 17,880
Step acquisition		2,434
Capital contribution from non-controlling interest		(13,875)
Non-controlling interest arising on purchase of asset	5,493	50,453
Acquisition of non-controlling interest		(18,514)	965
Dividends to non-controlling interests	(17,764)	(23,016)	(20,515)
Other	2,283	2,977
Balance	157,407	182,008	168,556
Non- controlling Interest
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Step acquisition		2,434
Acquisition of non-controlling interest		(6,901)	965
Dividends to non-controlling interests	(17,764)	(23,016)	(20,515)
Curiosity China
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	(1,138)	519
Total comprehensive income/(loss) attributable to non-controlling interests	(180)	(1,657)
Step acquisition		0
Capital contribution from non-controlling interest		0
Non-controlling interest arising on purchase of asset	0	0
Dividends to non-controlling interests	0	0
Other	0	0
Balance	$ (1,318)	(1,138)	519
% of non-controlling interests	16.00%
Curiosity China | Non- controlling Interest
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest		0
Farfetch International Limited
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ (2,735)	(2,187)
Total comprehensive income/(loss) attributable to non-controlling interests	(796)	(548)
Step acquisition		0
Capital contribution from non-controlling interest		0
Non-controlling interest arising on purchase of asset	0	0
Dividends to non-controlling interests	0	0
Other	0	0
Balance	$ (3,531)	(2,735)	(2,187)
% of non-controlling interests	20.00%
Farfetch International Limited | Non- controlling Interest
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest		0
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 212,391	170,224
Total comprehensive income/(loss) attributable to non-controlling interests	5,959	16,220
Step acquisition		2,434
Capital contribution from non-controlling interest		0
Non-controlling interest arising on purchase of asset	5,493	50,453
Dividends to non-controlling interests	(17,764)	(23,016)
Other	830	2,977
Balance	$ 206,909	212,391	170,224
% of non-controlling interests	23.00%
New Guards | Non- controlling Interest
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest		(6,901)
Farfetch China Holdings Ltd
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ (26,510)	0
Total comprehensive income/(loss) attributable to non-controlling interests	(19,596)	(12,635)
Step acquisition		0
Capital contribution from non-controlling interest		(13,875)
Non-controlling interest arising on purchase of asset	0	0
Dividends to non-controlling interests	0	0
Other	1,453	0
Balance	$ (44,653)	(26,510)	$ 0
% of non-controlling interests	25.00%
Farfetch China Holdings Ltd | Non- controlling Interest
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest		$ 0